Document and Entity Information	3 Months Ended
	Mar. 31, 2012	May 03, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	VLOV INC.
Entity Central Index Key	0001388311
Trading Symbol	vlov
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		7,645,991
Document Type	Other
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1